Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Equity Instruments	₩ 632,324	₩ 777,685
Less: non-current	(556,147)	(269,148)
Current	413,298	508,537
Equity Instruments Listed [member]
Disclosure of financial assets [line items]
Equity Instruments	232	121
Equity Instruments Unlisted [member]
Disclosure of financial assets [line items]
Equity Instruments	90,357	62,911
Debt securities [member]
Disclosure of financial assets [line items]
Equity Instruments	541,657	₩ 714,653
Derivatives held for trading [member]
Disclosure of financial assets [line items]
Equity Instruments	₩ 78